EQUITY METHOD INVESTMENTS (Details) (USD $)	12 Months Ended														12 Months Ended							12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 1994	Dec. 31, 2012 CalPetro Tankers (Bahamas I) Limited [Member]	Dec. 31, 2011 CalPetro Tankers (Bahamas I) Limited [Member]	Dec. 31, 2012 CalPetro Tankers (Bahamas II) Limited [Member]	Dec. 31, 2011 CalPetro Tankers (Bahamas II) Limited [Member]	Dec. 31, 2012 CalPetro Tankers (IOM) Limited [Member]	Dec. 31, 2011 CalPetro Tankers (IOM) Limited [Member]	Dec. 31, 2012 Orion Tankers Ltd [Member]	Dec. 31, 2011 Orion Tankers Ltd [Member]	Dec. 31, 2012 Frontline 2012 Ltd [Member]	Dec. 31, 2011 Frontline 2012 Ltd [Member]	Dec. 31, 2013 Frontline 2012 Ltd [Member] Private Placement [Member]	Dec. 31, 2012 Frontline 2012 Ltd [Member] Private Placement [Member]	Dec. 31, 2011 Frontline 2012 Ltd [Member] Private Placement [Member]	Jan. 11, 2013 Frontline 2012 Ltd [Member] Private Placement [Member]	May 29, 2012 Frontline 2012 Ltd [Member] Private Placement [Member]	Dec. 16, 2011 Frontline 2012 Ltd [Member] Private Placement [Member]	Dec. 31, 2012 Independent Tankers Corporation Limited [Member]	Dec. 31, 2012 Variable Interest Entities Calpetro Bahamas B1, Calpetro Bahamas BII, CalPetro IOM [Member]	Dec. 31, 2011 Variable Interest Entities Calpetro Bahamas B1, Calpetro Bahamas BII, CalPetro IOM [Member]	Dec. 31, 2010 Variable Interest Entities Calpetro Bahamas B1, Calpetro Bahamas BII, CalPetro IOM [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in hundredths)					100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	50.00%	50.00%	7.90%	8.80%			8.80%	6.30%	7.90%
Sale of Stock, Number of Shares Issued in Transaction															59,000,000	56,000,000	100,000,000
Par value of new ordinary shares issued in transaction (in dollars per share)	$ 2.50	$ 2.50																		$ 2.00
Subscription price of ordinary shares issued (in dollars per share)																		$ 5.25	$ 3.75	$ 2.85
Number of shares allocated in transaction in shares																	8,771,000	1,143,000	3,546,000
Payment to Acquire Interest in Frontline 2012	$ 13,298,000	$ 25,047,000	$ 0												$ 6,000,000	$ 13,300,000	$ 25,000,000
Number of common directors													2
Equity method investment, gain loss on dilution of ownership																		5,200,000	700,000
Fair value of equity method investments																59,500,000
Undistributed earnings from equity method investees																300,000
Dividends received from equity method investees	0	500,000	0
Number of oil tankers acquired				3
Percent of subsidiary held by the Company																					82.47%
Combined unconsolidated net assets of CalPetro BI, CalPetro BII, and CalPetro IOM																						1,600,000	2,200,000
Number of Companies in Calpetro Group which are Consolidated	3
Variable Interest Entity, Not Primary Beneficiary, Disclosures [Abstract]
Current assets																						15,811,000	16,142,000
Non current assets																						15,090,000	25,038,000
Current liabilities																						10,229,000	10,438,000
Non current liabilities																						19,051,000	28,577,000
Net operating revenues																						2,473,000	3,295,000	4,115,000
Net operating income																						2,155,000	2,912,000	3,811,000
Net loss																						$ (544,000)	$ (600,000)	$ (515,000)